Deferred taxes liability (Tables)	6 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Summary of deferred taxes liability

	Consolidated
	December 2025 $	June 2025 $
Non-current liabilities
Deferred tax liability associated with Licencing Agreement	271,629	271,629